Borrowings (Details 3) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Fixed rate:
Fixed rate, Argentine Peso	$ 44,429	$ 33,695
Fixed rate, Brazilian Reais	137,984	82,053
Fixed rate, US Dollar	1,693,963	1,529,343
Subtotal fixed-rate borrowings	1,876,376	1,645,091
Floating rate:
Floating rate, Brazilian Reais	146,411	148,605
Floating rate, US Dollar	0	0
Subtotal floating rate borrowings	146,411	148,605
Total borrowings	2,022,787	1,793,696
Uruguayan Peso [Member]
Fixed rate:
Fixed rate, Argentine Peso	0	0
Fixed rate, Brazilian Reais	0	0
Fixed rate, US Dollar	2,131	2,244
Subtotal fixed-rate borrowings	2,131	2,244
Floating rate:
Floating rate, Brazilian Reais	0	0
Floating rate, US Dollar	0	0
Subtotal floating rate borrowings	0	0
Total borrowings	2,131	2,244
Argentine Peso [Member]
Fixed rate:
Fixed rate, Argentine Peso	44,429	33,695
Fixed rate, Brazilian Reais	0	0
Fixed rate, US Dollar	1,678,668	1,490,174
Subtotal fixed-rate borrowings	1,723,097	1,523,869
Floating rate:
Floating rate, Brazilian Reais	0	0
Floating rate, US Dollar	0	0
Subtotal floating rate borrowings	0	0
Total borrowings	1,723,097	1,523,869
Brazilian Reais [Member]
Fixed rate:
Fixed rate, Argentine Peso	0	0
Fixed rate, Brazilian Reais	137,984	82,053
Fixed rate, US Dollar	13,164	36,925
Subtotal fixed-rate borrowings	151,148	118,978
Floating rate:
Floating rate, Brazilian Reais	146,411	148,605
Floating rate, US Dollar	0	0
Subtotal floating rate borrowings	146,411	148,605
Total borrowings	$ 297,559	$ 267,583